Financing Receivables - By Portfolio Segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item
Financing receivables
Number of classes of financing receivable | item	3	3
Amortized Cost	$ 13,769	$ 13,640
Allowance for credit losses:
Allowance for credit losses, beginning balance	201
Allowance for credit losses, ending balance	173	201
Client Financing Receivables
Financing receivables
Amortized Cost	12,531	12,397
Allowance for credit losses:
Allowance for credit losses, beginning balance	195	255
Write-offs	(25)	(17)
Recoveries	5	1
Additions/(releases)	(3)	(38)
Other	(4)	(7)
Allowance for credit losses, ending balance	168	195
Client Financing Receivables | Americas
Financing receivables
Amortized Cost	7,281	6,573
Allowance for credit losses:
Allowance for credit losses, beginning balance	111	141
Write-offs	(20)	(8)
Recoveries	1	0
Additions/(releases)	(5)	(19)
Other	2	(3)
Allowance for credit losses, ending balance	88	111
Client Financing Receivables | EMEA
Financing receivables
Amortized Cost	3,546	3,793
Allowance for credit losses:
Allowance for credit losses, beginning balance	61	77
Write-offs	(3)	(2)
Recoveries	0	0
Additions/(releases)	6	(11)
Other	(5)	(3)
Allowance for credit losses, ending balance	60	61
Client Financing Receivables | Asia Pacific
Financing receivables
Amortized Cost	1,704	2,031
Allowance for credit losses:
Allowance for credit losses, beginning balance	23	37
Write-offs	(2)	(7)
Recoveries	4	1
Additions/(releases)	(4)	(7)
Other	(2)	0
Allowance for credit losses, ending balance	$ 20	$ 23